SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cashflow Information [abstract]
Acquisition of Roxgold		$ 594,666
Mineral properties, plant and equipment changes in closure and reclamation provision	$ 5,021	(3,729)
Stock options allocated to share capital upon exercise		136
Additions on right of use assets	(2,774)	(2,551)
Fair value of share units allocated to share capital upon settlement	$ 2,525	$ 4,468